As Filed With The Securities And Exchange Commission On April 16, 2004

Registration No. 33-80958

811-06564

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 22

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 33

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

(Exact Name of Registrant)

PEOPLES BENEFIT LIFE

INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number (319) 297-8121

Brenda Sneed, Esquire

PEOPLES BENEFIT LIFE INSURANCE COMPANY

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1800 M Street, N.W.

Washington, DC 20036-5869

Approximate Date of Proposed Offering:    As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2004, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 22, 2004. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 20 to Form N-4, File No. 33-80958) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 16th day of April, 2004.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

PEOPLES BENEFIT LIFE INSURANCE COMPANY Depositor

*

Larry N. Norman Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director and Vice President

* Larry N. Norman	Director (Principal Executive Officer)

* Brian A. Smith	Director and Vice President

* Marilyn Carp	Director and President

* Craig D. Vermie	Director, Secretary, Vice President and General Counsel

* Kathleen M. Modzelewski	Director and Vice President

* Diane Meiners	Director and Vice President

* Martha A. McConnell	Treasurer (Chief Accounting Officer)

/s/ Frank A. Camp Frank A. Camp	Vice President

*	By Frank A. Camp,

Attorney-in-Fact